Note 2 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-average common shares outstanding (in shares)									2,494,022	2,251,365	2,231,165
Average treasury stock shares (in shares)									(386,165)	(236,399)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	2,251,412	2,247,587	2,051,137	1,878,177	1,884,484	2,064,054	2,058,986	2,053,660	2,107,857	2,014,966	2,041,635
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									11,357	9,154	7,871
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	2,259,589	2,256,230	2,059,411	1,886,943	1,893,345	2,072,639	2,068,313	2,062,867	2,119,214	2,024,120	2,049,506